Other assets-Other / Other liabilities - Estimated amortization expenses for next five years (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Other assets-Other / Other liabilities [Abstract]
2020	¥ 3,328
2021	3,154
2022	2,660
2023	188
2024	¥ 181